Related Party Transactions - Narrative (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Plus component of annual investment management fee	0.25	0.25
Annual fee cap	0.15	0.15
Privately-held Investments	$ 482.4	$ 533.0		$ 307.1
Other investments, at fair value (2)	213.4	221.3		151.3
Asset Management Arrangement
Related Party Transaction [Line Items]
Related party fees				(5.8)	$ (5.3)
Asset Management Arrangement | Investment Income
Related Party Transaction [Line Items]
Related party fees	(5.2)	(4.9)	$ (0.6)
Management Consulting Agreement
Related Party Transaction [Line Items]
Related party fees				(5.0)	$ (5.0)
Management Consulting Agreement | General, administrative and corporate expenses
Related Party Transaction [Line Items]
Related party fees	(2.5)	(5.0)	(2.5)
Apollo originating partnership | Gain (Loss) on Investments
Related Party Transaction [Line Items]
Related party fees	(0.4)	(1.5)	(0.2)
Beneficial owner
Related Party Transaction [Line Items]
Intercompany balance payable	2.2	2.0		0.6
Apollo real estate fund | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Other investments, at fair value (2)	22.9	25.3
Apollo originating partnership | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments	42.7	44.8
Other investments, at fair value (2)	12.6	12.7
Apollo originating partnership, class A notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred	1.3	0.2	0.5
Apollo originating partnership, class A notes | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments	28.6	30.0
Apollo originating partnership, class B notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred	0.7	0.2	$ 0.3
Apollo originating partnership, class B notes | Fair Value, Recurring [Member]
Related Party Transaction [Line Items]
Privately-held Investments	$ 14.0	$ 14.8
Apollo, Class A & B Notes | Privately-held investments
Related Party Transaction [Line Items]
Privately-held investment, losses incurred				$ 0.0
Maximum
Related Party Transaction [Line Items]
Percentage of consolidated group's net income due to Apollo Management	1.00%	1.00%
Fees due to Apollo Management	$ 5.0	$ 5.0